Acquisitions - Optimal - Identifiable assets acquired and liabilities assumed (Details) ¥ in Thousands, $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2020 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 HKD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2020	May 31, 2020 CNY (¥) shares	May 31, 2020 USD ($) shares
Acquisitions
Fair value of cash consideration transferred		$ 12,903	$ 100
Class A ordinary shares
Acquisitions
Acquisition, No of shares | shares		43,736,801	43,736,801	42,865,515
Advertising contract
Acquisitions
Useful life (in years)		30 years	30 years
Optimal
Acquisitions
Equity interest (as a percent)					20.00%	80.00%	80.00%
Cash							$ 3,001
Intangible assets							53,287
Other liabilities							(3,030)
Deferred tax liabilities							(13,322)
Non-controlling interests							(7,987)
Total identifiable net assets acquired							$ 31,949
Optimal | Class A ordinary shares
Acquisitions
Acquisition, No of shares | shares						3,589,744	3,589,744
Fair value of cash consideration transferred	$ 31,949
Optimal | Advertising contract
Acquisitions
Intangible asset estimated useful life	30 years
Payment obligations on annual license fee						¥ 30	$ 5
Useful life (in years)	30 years